Common Stock - Summary of Common Stock Reserved for Issuance (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total common stock reserved for issuance	61,769,393	33,728,438	75,514,616
Public Warrants
Class of Stock [Line Items]
Total common stock reserved for issuance	28,750,000
Private Warrants
Class of Stock [Line Items]
Total common stock reserved for issuance	898,250
Common Stock Warrants
Class of Stock [Line Items]
Total common stock reserved for issuance	50,000
Earnout Shares
Class of Stock [Line Items]
Total common stock reserved for issuance	2,854,242
Incentive Stock Options and Restricted Stock Units
Class of Stock [Line Items]
Total common stock reserved for issuance	29,192,959	31,991,752
Equity Awards Available For Future Issuance
Class of Stock [Line Items]
Total common stock reserved for issuance	23,942	1,736,686